Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

On August 6, 2025, the Sponsor filed a registration statement on Form S-1 with the SEC to convert the Trust into an exchange-traded product and register the offering of Units of the Trust under the Securities Act of 1933, as amended. The registration statement is under review by the SEC and is not effective.

As of the close of business on August 11, 2025, the fair value of Bitcoin determined in accordance with the Trust’s accounting policy was $119,068 per Bitcoin.

There are no events that have occurred after June 30, 2025, through August 14, 2025, the date the financial statements were available to be issued, that require disclosure other than that which has already been disclosed in these notes to the financial statements.

9. Subsequent Events

On February 14, 2025, the Sponsor filed with the SEC a draft registration statement on Form S-1 (the “Form S-1”) to register the Units of the Trust under the Securities Act of 1933. On May 13, 2025, and August 6, 2025, the Sponsor filed with the SEC amendments to the Form S-1.

As of the close of business on August 4, 2025, the fair value of Bitcoin determined in accordance with the Trust’s accounting policy was $114,747 per Bitcoin.

There are no events that have occurred after December 31, 2024, through August 6, 2025, the date the financial statements were available to be issued, that require disclosure other than that which has already been disclosed in these notes to the financial statements.